Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2012
Pension and other post-retirement benefits
11.	Pension and other post-retirement benefits

In conjunction with recent utilities acquisitions, the Company assumed defined benefit pension and OPEB plans for qualifying employees in the related acquired businesses. The electricity and gas utilities, other than Calpeco, each have noncontributory defined pension plans covering substantially all employees. Benefits are based on each employee’s years of service and compensation. Calpeco has a defined benefit cash balance pension plan covering substantially all its employees, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The Company’s policy is to make pension contributions within the range determined by generally accepted actuarial principles. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

The Company acquired EnergyNorth, Granite State and the Midwest Utilities in the third quarter of 2012; therefore, they are not included in the December 31, 2011 comparative information. The determination of the fair value of pension and OPEB assets and liabilities acquired has been based upon management’s preliminary estimates and certain assumptions. Namely, plan assets acquired had not been transferred to the Company as at December 31, 2012. An estimate of the assets to be transferred adjusted for estimated return, contributions and benefits was used to estimate the funded status at the acquisition date and December 31, 2012. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the pension and OPEB assets acquired and liabilities assumed. The actual fair values of the assets acquired and liabilities assumed may differ from the amounts recorded.

(a)	Net pension and OPEB obligation

The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans at December 31:

	Pension benefits		OPEB
	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	$239	$—	$—	$—
Assumed projected obligation from business combination	101,840	—	30,637	—
Service cost	1,288	180	803	—
Interest cost	1,906	—	606	—
Actuarial loss	2,736	52	857	—
Benefits paid	(1,507)	—	(601)	—
Foreign exchange	(2,211)	7	(628)	—

Projected benefit obligation, at end of year	$104,291	$239	$31,674	$—

Change in plan asset
Fair value of plan assets, at beginning of year	203	—	—	—
Acquired assets in business combination	68,045	—	10,786	—
Actual return on plan assets	1,223	—	—	—
Employer contributions	—	233	231	—
Benefits paid	(1,507)	—	(601)	—
(Gain)/Loss on foreign exchange	(1,440)	6	(221)	—

Fair value of plan assets, at end of year	$66,524	$239	$10,195	$—

Unfunded status	$(37,767)	$—	$(21,479)	$—

Amounts recognized in the Consolidated Balance Sheet consists of:
Current liabilities	—	—		—
Noncurrent liabilities	(37,767)	—	(21,479)	—

Net amount recognized	$(37,767)	$—	$(21,479)	$—

(b)	Net pension and OPEB obligation (continued)

The accumulated benefit obligation for the pension plan was $97,687 and $239 at December 31, 2012 and 2011, respectively.

The amounts recognized in accumulated other comprehensive loss were as follows:

	Accumulated other comprehensive income
	Pension	OPEB
Balance, January 1, 2011
Current year net actuarial loss	$47	$—
Foreign exchange	1	—

Balance at December 31, 2011	$48	$—

Current year net actuarial loss	3,303	857
Amortization of net actuarial loss	(2)	(32)
Foreign exchange	(16)	(4)

Balance at December 31, 2012	$3,333	$821

(c)	Assumptions

Weighted average assumptions used to determine net benefit cost for 2012 and 2011 were as follows:

	Pension benefits		OPEB
	2012	2011	2012	2011
Discount rate	3.89%	4.75%	3.97%	N/A
Expected return on assets	5.50%	6.00%	4.66%	N/A
Rate of compensation increase	3.31%	4.00%	N/A	N/A
Healthcare cost trend rate
Before Age 65			8.48%	N/A
Age 65 and after			7.50%	N/A
Assumed Ultimate Medical Inflation Rate			5.00%	N/A
Year in which Ultimate Rate is reached			2017	N/A

Weighted average assumptions used to determine net benefit obligation for 2012 and 2011 were as follows:

	Pension benefits		OPEB
	2012	2011	2012	2011
Discount rate	3.62%	4.00%	3.75%	N/A
Expected return on assets	5.50%	6.00%	4.66%	N/A
Rate of compensation increase	3.09%	4.00%	N/A	N/A

In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.

The effect of a one percent change in the assumed health care cost trend rate (HCCTR) for 2012 is as follows:

2012
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$4,153
Total service and interest cost	177
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(3,356)
Total service and interest cost	(142)

(d)	Benefit costs

The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of administrative expenses in the Consolidated Statement of Operations. The employee benefit costs related to business acquired are recorded in the Consolidated Statement of Operations from the date of acquisition. The portion of employee benefit capitalized as cost of construction is insignificant.

	Pension benefits		OPEB
	2012	2011	2012	2011
Service cost	$1,288	$180	$803	$—
Interest cost	1,906	—	606	—
Expected return on plan assets	(1,785)	—	—	—
Amortization of net actuarial loss	2	—	32	—

Net benefit cost	$1,411	$180	$1,441	$—

The net actuarial loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $11 and $37, respectively.

(e)	Plan assets

The Company’s investment strategy for its pension and post-retirement plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due. The total amount of plan assets acquired through business acquisitions in 2012 was determined but had not been transferred to the Company as at December 31, 2012. An estimate of the assets to be transferred adjusted for estimated return, contributions and benefits was used to estimate the funded status at December 31, 2012. Detailed investment allocation decisions will be finalized following the plan asset transfer that is expected to occur in the first quarter of 2013.

(f)	Cash flows

The Company expects to contribute $2,309 to its pension plans and $1,311 to its postretirement benefit plans in 2013.

The expected benefit payments over the next ten years are as follows:

	2013	2014	2015	2016	2017	2018- 2022
Pension plan	$4,269	$4,590	$4,693	$4,973	$5,262	$28,635
OPEB	1,311	1,416	1,520	1,588	1,663	10,008